SHARE CAPITAL - Disclosure of black-scholes valuation of stock options granted (Details)	12 Months Ended
	Dec. 31, 2023 Year $ / shares	Dec. 31, 2022 Year $ / shares	Dec. 31, 2021 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend rate	0.00%	0.00%	0.00%
Expected annualized volatility		58.07%
Risk free interest rate		3.08%
Expected life of options		3.5	3.5
Weighted average of strike price of options granted | $ / shares	$ 1.98	$ 0.64	$ 2.31
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected annualized volatility	51.79%		51.73%
Risk free interest rate	3.27%		0.53%
Expected life of options	1
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected annualized volatility	61.47%		51.81%
Risk free interest rate	4.43%		1.12%
Expected life of options	3.5